SCHEDULE OF TERMS AND CONDITIONS OF SHARE-BASED PAYMENT ARRANGEMENT (Details) - shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	28,732	27,057
Contractual Life of Options	6 years 9 months 18 days	8 years 9 months 18 days
Ending balance	28,807	28,732
On March, 2023 [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		1,500
Instrument vesting conditions		16.7% on first anniversary, then quarterly vesting
Contractual Life of Options		10 years
On March, 2023 [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		15
Instrument vesting conditions		3 years quarterly vest
Contractual Life of Options		10 years
On June, 2023 [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		65
Instrument vesting conditions		33.3% on first anniversary, then quarterly vesting
Contractual Life of Options		10 years
On August, 2023 [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		85
Instrument vesting conditions		3 years quarterly vest
Contractual Life of Options		10 years
On November, 2023 [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		10
Instrument vesting conditions		33.3% on first anniversary, then quarterly vesting
Contractual Life of Options		10 years
On April 2024 [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted	45
Instrument vesting conditions	3 years vest
Contractual Life of Options	10 years
On August 2024 [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted	30
Instrument vesting conditions	3 years vest
Contractual Life of Options	10 years